STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 289	$ 0	$ 0
Cost of revenues	287	0	0
Gross Profit	2	0	0
Research and development expenses	7,496	6,323	7,320
General and administrative expenses	5,532	4,185	4,063
Sales and marketing expenses	588	754	746
Other expenses	9	5	4
Operating loss	13,623	11,267	12,133
Interest income from deposits	(64)	(172)	(318)
Finance expenses (income), net	(339)	(42)	(529)
Loss before tax	13,220	11,053	11,286
Taxes on income	0	0	0
Total comprehensive and net loss	$ 13,220	$ 11,053	$ 11,286
Net loss per ordinary share, basic (in Dollars per share)	$ (0.45)	$ (0.6)	$ (0.93)
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.45)	$ (0.6)	$ (0.93)
Weighted average number of ordinary shares outstanding basic (in Shares)	29,623,194	18,515,545	12,095,477
Weighted average number of ordinary shares outstanding diluted (in Shares)	29,623,194	18,515,545	12,095,477